UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		January 27, 2009


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		6

Form 13F Information Table Value Total:		$        795,484,614










List of Other Included Managers:			None
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                                                         FORM 13F INFORMATION TABLE



           Column 1              Column 2   Column 3  Column 4  Column 5         Column 6   Column 7  Column8

                                                        VALUE    SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLAS  CUSIP   (x$1000)   PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE   SHARED NONE

ANGLO AMERICAN PLC ADR         ADR          03485P201    112,1869,654,606sh        Sole              9,654,606
ANGLOGOLD ASHANTI - SPON ADR   Spsrd ADR    035128206     96,0633,466,753sh        Sole              3,466,753
ARACRUZ CELULOSE SA-SPON ADR   Spsrd ADR    038496204     60,8025,390,250sh        Sole              5,390,250
BANCA ITAU HOLDING FIN-ADR     ADR          059602201    299,03925,779,25sh        Sole              25,779,250
CAMECO CORP (ADR)              ADR          13321L108     92,7875,379,000sh        Sole              5,379,000
ROYAL DUTCH SHELL - ADR A      ADR          780259206    134,6052,542,601sh        Sole              2,542,601























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